Current and Deferred Taxes	12 Months Ended
Dec. 31, 2023
Current and Deferred Taxes [Abstract]
CURRENT AND DEFERRED TAXES

NOTE 13 - CURRENT AND DEFERRED TAXES

a.	Current taxes

As of December 31, 2023 and 2022, the Bank recognises taxes payable (recoverable), which is determined based on the currently applicable tax legislation. This amount is recorded net of recoverable taxes, and is shown as follows:

	As of December 31,
	2023	2022
	MCh$	MCh$

Summary of current tax liabilities (assets)
Current tax (assets)	(93,604)	(36,514)
Current tax liabilities	257,336	148,680

Total tax payable (recoverable)	163,732	112,166

(Assets) liabilities current taxes detail (net)
Income tax, tax rate	256,257	147,668
Minus:
Provisional monthly payments	(89,631)	(33,021)
Credit for training expenses	(2,242)	(2,039)
Grant credits	(1,371)	(1,160)
Other	719	718
Total tax payable (recoverable)	163,732	112,166

b.	Effect on income

The effect of income tax expense on income for the years ended December 31, 2023, 2022 and 2021 is comprised of the following items:

	As of December 31,
	2023	2022	2021
	MCh$	MCh$	MCh$
Income tax expense
Current tax	238,875	139,961	4,434

Credits (debits) for deferred taxes
Origination and reversal of temporary differences	(131,195)	(52,181)	226,810
Valuation provision	-	-	-
Subtotals	107,680	87,780	231,244
Tax for rejected expenses (Article No21)	379	236	210
Other	(10,511)	5,608	(9,790)
Net charges for income tax expense	97,548	93,624	221,664

c.	Effective tax rate reconciliation

The reconciliation between the income tax rate and the effective rate applied in determining tax expenses as of December 31, 2023, 2023 and 2022, is as follows:

	For the year ended,
	2023		2022		2021
	Tax rate	Amount	Tax rate	Amount	Tax rate	Amount
	%	MCh$	%	MCh$	%	MCh$

Tax calculated over profit before tax	27.00	186,674	27.00	238,415	27.00	290,005
Price level restatement for tax purposes (1)	(12.19)	(84,289)	(18.70)	(165,164)	(7.56)	(81,235)
Single penalty tax (rejected expenses)	0.05	379	0.03	236	(0.01)	210
Other	(0.75)	(5,216)	2.28	20,137	0.00	12,684
Effective tax rates and expenses for income tax	14.14	97,548	10.61	93,624	19.43	221,664

(1)	Mainly corresponds to the permanent differences originated from the Tax Capital Monetary Correction and the effect of the bonds received under article 104 of the Tax Law.

d.	Effect of deferred taxes on comprehensive income

Below is a summary of the separate effect of deferred tax on other comprehensive income, showing the asset and liability balances, for the years ended December 31, 2023 and 2022:

	As of December 31,
	2023	2022
	MCh$	MCh$
Deferred tax assets
Debt instruments at FVOCI	30,150	76,512
Cash flow hedges	24,599	35,689
Total deferred tax assets recognised through other comprehensive income	54,749	112,201

Deferred tax liabilities
Debt instruments at FVOCI	5,919	(46,976)
Cash flow hedges	47,391	(3,603)
Total deferred tax liabilities recognised through other comprehensive income	53,310	(50,579)

Net deferred tax balances in equity	1,439	61,622

Deferred taxes in equity attributable to shareholders of the Bank	1,938	61,821
Deferred tax in equity attributable to non-controlling interests	(499)	(199)

e.	Effect of deferred taxes on income

As of December 31, 2023 and 2022, the Bank has recorded effects for deferred taxes in the financial statements:

	As of December 31,
	2023	2022
	MCh$	MCh$
Deferred tax assets
Interests and adjustments	19,679	17,670
Extraordinary charge-offs	38,421	29,613
Assets received in lieu of payment	53	1,223
Property, plant and equipment valuation	6,426	4,708
Allowance for loan losses	219,226	276,364
Provision for expenses	77,149	88,372
Derivatives	275	50
Leased assets	106,230	95,152
Subsidiaries tax losses	1,108	5,570
Right of use assets	27,761	37,070
Others	2,398	9,444
Total deferred tax assets	498,726	565,236

Deferred tax liabilities
Valuation of investments	473	423
Prepaid expenses	3,829	7,285
Valuation provision	-	3,147
Derivatives	127,080	289,352
Lease obligations	27,433	36,183
Exchange rate adjustments	5,384	8,779
Other	427	17,162
Total deferred tax liabilities	164,626	362,331

f.	Summary of deferred tax assets and liabilities

Below is a summary of the deferred taxes impact on equity and income:

	As of December 31,
	2023	2022
	MCh$	MCh$
Deferred tax assets
Recognised through other comprehensive income	54,749	112,201
Recognised through profit or loss	498,726	565,236
Total deferred tax assets	553,475	677,437

Deferred tax liabilities
Recognised through other comprehensive income	53,310	50,579
Recognised through profit or loss	164,626	326,331
Total deferred tax liabilities	217,936	412,910